TEMPLETON CAPITAL ACCUMUALTOR FUND
                       500 East Broward Blvd., Suite 2100
                         Ft. Lauderdale, Florida 33394
                               Tel: 954/527-7500

January 6, 2003

Filed Via EDGAR (CIK #0000869313)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Templeton Capital Accumulator Fund
                 File Nos. 33-37338 and 811-6198

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 27, 2002.

Sincerely yours,

TEMPLETON CAPITAL
  ACCUMULATOR FUND

/s/ROBERT C. ROSSELOT

Robert C Rosselot
Assistant Secretary